Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2015
Equity securities:
Mid-sized to large cap	$—	$156,008	$—	$156,008
Small cap, international and emerging growth funds	—	144,405	—	144,405
Debt securities:
Core fixed income	—	167,545	—	167,545
High-yield bonds	—	—	—	—
Real estate	15,479	—	23,242	38,721
Hedge funds	—	—	39,219	39,219
Cash	614	—	—	614
Total	$16,093	$467,958	$62,461	$546,512

	2014
Equity securities:
Mid-sized to large cap	$—	$219,092	$—	$219,092
Small cap, international and emerging growth funds	—	87,706	—	87,706
Debt securities:
Core fixed income	—	154,997	—	154,997
High-yield bonds	—	—	—	—
Real estate	—	—	20,363	20,363
Hedge funds	—	—	38,264	38,264
Cash	3,620	—	—	3,620
Total	$3,620	$461,795	$58,627	$524,042

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2015	2014
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2020	2019

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$55	$(51)
Postretirement benefit obligation	$1,312	$(1,133)

Pension
Schedule of Components of Net Periodic Benefit Cost

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$23,001	$17,125	$16,121
Interest cost	33,151	28,935	23,016
Expected return on assets	(36,385)	(32,661)	(26,660)
Amortization of:
Prior service cost	422	445	449
Actuarial loss	17,159	4,045	15,679
Transition asset	(1)	(1)	(1)
Settlement charge	—	—	729
Termination benefit charge	2,085	13,652	—
Net periodic benefit cost	$39,432	$31,540	$29,333

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2015	2014	2013
Actuarial loss (gain)	$9,916	$105,546	$(90,755)
Amortization of:
Prior service cost	(422)	(445)	(449)
Actuarial loss	(17,159)	(4,045)	(15,679)
Transition asset	1	1	1
Special plan termination benefits	(2,085)	—	—
Settlement charge	—	—	(729)
Net prior service cost	2,338	—	—
Total	$(7,411)	$101,057	$(107,611)

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2015		2014
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$1,028	$628	$1,197	$729
Actuarial loss	178,770	108,874	186,013	113,288
Transition asset	(8)	(5)	(9)	(5)
Total	$179,790	$109,497	$187,201	$114,012

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2015	2014
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$753,975	$496,040
Service cost	23,001	17,125
Interest cost	33,151	28,935
Actuarial (gain) loss	(27,119)	99,071
Gross benefits paid	(30,803)	(23,489)
Acquisitions	—	122,641
Nonrecurring termination benefit	2,338	13,652
Net projected benefit obligation at end of year	$754,543	$753,975

Schedule of Change In Plan Assets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2015	2014
Change in plan assets:
Fair value of plan assets at beginning of year	$524,042	$443,973
Actual return on plan assets, net	(651)	26,186
Employer contributions	53,924	25,654
Gross benefits paid	(30,803)	(23,489)
Acquisitions	—	51,718
Fair value of plan assets at end of year	$546,512	$524,042

Schedule of Funded Status	years ended December 31
(add 000)	2015	2014
Funded status of the plan at end of year	$(208,031)	$(229,933)
Accrued benefit cost	$(208,031)	$(229,933)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2015	2014
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(6,048)	$(4,183)
Noncurrent liability	(201,983)	(225,750)
Net amount recognized at end of year	$(208,031)	$(229,933)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2015	2014
Projected benefit obligation	$754,543	$753,975
Accumulated benefit obligation	$688,017	$684,647
Fair value of plan assets	$546,512	$524,042

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2015	2014
Discount rate	4.67%	4.25%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2015	2014	2013
Discount rate	4.25%	5.17%	4.24%
Rate of increase in future compensation levels	4.50%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.00%

Schedule of Target Assets Allocation

The target allocation for 2015 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2015	December 31
Asset Class	Target Allocation	2015	2014
Equity securities	54%	55%	59%
Debt securities	30%	31%	29%
Hedge funds	8%	7%	4%
Real estate	8%	7%	7%
Cash	0%	0%	1%
Total	100%	100%	100%

Change in Fair Value of Pension Plan Assets

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2015
Balance at beginning of year	$20,363	$38,264
Purchases, sales, settlements, net	—	—
Actual return on plan assets held at period end	2,879	955
Balance at end of year	$23,242	$39,219

	2014
Balance at beginning of year	$19,357	$21,764
Purchases, sales, settlements, net	441	15,600
Actual return on plan assets held at period end	565	900
Balance at end of year	$20,363	$38,264

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2016	$34,226
2017	$36,301
2018	$38,105
2019	$40,327
2020	$42,582
Years 2021 - 2025	$238,610

Postretirement Benefits
Schedule of Components of Net Periodic Benefit Cost

The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31

(add 000)	2015	2014	2013
Components of net periodic benefit credit:
Service cost	$137	$206	$227
Interest cost	928	1,164	1,013
Amortization of:
Prior service credit	(2,302)	(3,255)	(3,255)
Actuarial (gain) loss	(309)	(266)	25
Total net periodic benefit credit	$(1,546)	$(2,151)	$(1,990)

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2015	2014	2013
Actuarial gain	$(626)	$(3,026)	$(1,011)
Amortization of:
Prior service credit	2,302	3,255	3,255
Actuarial gain (loss)	309	266	(25)
Total	$1,985	$495	$2,219

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

	2015		2014
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(4,786)	$(2,924)	$(7,088)	$(4,316)
Actuarial gain	(5,050)	(3,086)	(4,733)	(2,883)
Total	$(9,836)	$(6,010)	$(11,821)	$(7,199)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2015	2014
Change in benefit obligation:
Net benefit obligation at beginning of year	$25,086	$27,352
Service cost	137	206
Interest cost	928	1,164
Participants’ contributions	1,777	2,100
Actuarial gain	(627)	(3,026)
Gross benefits paid	(3,893)	(4,856)
Acquisitions	—	2,146
Net benefit obligation at end of year	$23,408	$25,086

Schedule of Change In Plan Assets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2015	2014
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	2,116	2,756
Participants’ contributions	1,777	2,100
Gross benefits paid	(3,893)	(4,856)
Fair value of plan assets at end of year	$—	$—

Schedule of Funded Status	December 31
(add 000)	2015	2014
Funded status of the plan at end of year	$(23,408)	$(25,086)
Accrued benefit cost	$(23,408)	$(25,086)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2015	2014
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,120)	$(2,770)
Noncurrent liability	(21,288)	(22,316)
Net amount recognized at end of year	$(23,408)	$(25,086)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2015	2014
Discount rate	4.25%	3.83%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2015	2014	2013
Discount rate	3.83%	4.42%	3.54%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2016	$2,120
2017	$2,344
2018	$2,275
2019	$2,159
2020	$2,051
Years 2021 - 2025	$9,170